Goodwill and intangible assets	12 Months Ended
Dec. 31, 2020
Disclosure Goodwill And Intangible Assets [Line Items]
Disclosure Of Intangible Assets And Goodwill Explanatory

Note 13 Goodwill and intangible assets

Introduction

UBS performs an impairment test on its goodwill assets on an annual basis or when indicators of impairment exist.

UBS considers Asset Management and the Investment Bank, as they are reported in Note 2a, as separate cash-generating units (CGUs), as that is the level at which the performance of investments (and the related goodwill) is reviewed and assessed by management. Given that a significant amount of goodwill in Global Wealth Management relates to the PaineWebber acquisition in 2000, which mainly affected the Americas portion of the business, this goodwill remains separately monitored by the Americas, despite the formation of Global Wealth Management in 2018. Accordingly, goodwill for Global Wealth Management is separately considered for impairment at the level of two CGUs: Americas; and Switzerland and International (consisting of EMEA, Asia Pacific and Global).

The impairment test is performed for each CGU to which goodwill is allocated by comparing the recoverable amount, based on its value in use, with the carrying amount of the respective CGU. An impairment charge is recognized if the carrying amount exceeds the recoverable amount.

As of 31 December 2020, total goodwill recognized on the balance sheet was USD 6.2 billion, of which USD 3.7 billion was carried by the Global Wealth Management Americas CGU, USD 1.2 billion was carried by the Global Wealth Management Switzerland and International CGU, and USD 1.2 billion was carried by Asset Management. The Investment Bank CGU had no goodwill. Based on the impairment testing methodology described below, UBS concluded that the goodwill balances as of 31 December 2020 allocated to these CGUs are not impaired.

Methodology for goodwill impairment testing

The recoverable amounts are determined using a discounted cash flow model, which has been adapted to use inputs that consider features of the banking business and its regulatory environment. The recoverable amount of a CGU is the sum of the discounted earnings attributable to shareholders from the first three forecast years and the terminal value, adjusted for the effect of the capital assumed to be needed over the next three years and to support growth beyond that period. The terminal value, which covers all periods beyond the third year, is calculated on the basis of the forecast of third-year profit, the discount rate and the long-term growth rate, as well as the implied perpetual capital growth.

The carrying amount for each CGU is determined by reference to the Group’s equity attribution framework. Within that framework, which is described in the “Capital, liquidity and funding, and balance sheet” section of this report, UBS attributes equity to the businesses on the basis of their risk-weighted assets and leverage ratio denominator (both metrics include resource allocations from Group Functions to the business divisions), their goodwill and their intangible assets, as well as attributed equity related to certain CET1 deduction items. The framework is primarily used for the purpose of measuring the performance of the businesses and includes certain management assumptions. Attributed equity equals the capital that a CGU requires to conduct its business and is currently considered a reasonable approximation of the carrying amount of the CGUs. The attributed equity methodology is aligned with the business planning process, the inputs from which are used in calculating the recoverable amounts of the respective CGU.

›Refer to the “Capital, liquidity and funding, and balance sheet” section of this report for more information about the equity attribution framework

Assumptions

Valuation parameters used within the Group’s impairment test model are linked to external market information, where applicable. The model used to determine the recoverable amount is most sensitive to changes in the forecast earnings available to shareholders in years one to three, to changes in the discount rates and to changes in the long-term growth rate. The applied long-term growth rate is based on long-term economic growth rates for different regions worldwide. Earnings available to shareholders are estimated on the basis of forecast results, which are part of the business plan approved by the Board of Directors.

The discount rates are determined by applying a capital asset pricing model-based approach, as well as considering quantitative and qualitative inputs from both internal and external analysts and the view of management. In addition, they take into account regional differences in risk-free rates at the level of individual CGUs. Consistently, long-term growth rates are determined based on nominal or real GDP growth rate forecasts, depending on the region.

Key assumptions used to determine the recoverable amounts of each CGU are tested for sensitivity by applying a reasonably possible change to those assumptions. Forecast earnings available to shareholders were changed by 20%, the discount rates were changed by 1.5 percentage points and the long-term growth rates were changed by 0.75 percentage points. Under all scenarios, reasonably possible changes in key assumptions did not result in an impairment of goodwill or intangible assets reported by Global Wealth Management Americas, Global Wealth Management Switzerland and International, and Asset Management.

If the estimated earnings and other assumptions in future periods deviate from the current outlook, the value of goodwill attributable to Global Wealth Management Americas, Global Wealth Management Switzerland and International, and Asset Management may become impaired in the future, giving rise to losses in the income statement. Recognition of any impairment of goodwill would reduce IFRS equity and net profit. It would not affect cash flows and, as goodwill is required to be deducted from capital under the Basel III capital framework, no effect would be expected on the Group’s capital ratios.

Discount and growth rates
	Discount rates		Growth rates
In %	31.12.20	31.12.19	31.12.20	31.12.19
Global Wealth Management Americas	9.5	9.5	5.1	4.2
Global Wealth Management Switzerland and International	8.5	8.5	3.7	3.4
Asset Management	8.5	9.0	3.5	3.0
Investment Bank	11.0	11.0	4.8	4.0

	Goodwill	Intangible assets
USD million	Total	Infrastructure[1]	Customerrelationships,contractualrights and other	Total	2020	2019
Historical cost
Balance at the beginning of the year	6,272	760	788	1,548	7,820	8,018
Additions			147[2]	147	147	11
Disposals	(158)[3]				(158)	(11)
Write-offs			(35)	(35)	(35)	(185)
Foreign currency translation	69		22	22	91	(12)
Balance at the end of the year	6,182	760	922	1,683	7,865	7,820
Accumulated amortization and impairment
Balance at the beginning of the year		730	621	1,351	1,351	1,371
Amortization		30	25	55	55	65
Impairment[4]			2	2	2	0
Disposals					0	(8)
Write-offs			(35)	(35)	(35)	(75)
Foreign currency translation			11	11	11	(2)
Balance at the end of the year		760	624	1,385	1,385	1,351
Net book value at the end of the year	6,182	0	298	298	6,480	6,469
1 Consists of the branch network intangible asset recognized in connection with the acquisition of PaineWebber Group, Inc. 2 Relates to the establishment of a banking partnership with Banco do Brasil. Refer to Note 29 for more information. 3 Relates to the sale of a majority stake in Fondcenter AG. Refer to Note 29 for more information. 4 Impairment charges recorded in 2020 relate to assets for which the recoverable amount was determined considering their value in use (recoverable amount of the impaired intangible assets in 2020 was USD 5 million).

The table below presents goodwill and intangible assets by CGU for the year ended 31 December 2020.

USD million	Global Wealth Management Americas	Global Wealth ManagementSwitzerland and International	Asset Management	Investment Bank	Group Functions	Total
Goodwill
Balance at the beginning of the year	3,719	1,198	1,354	0	0	6,272
Additions						0
Disposals			(158)			(158)
Foreign currency translation	5	34	30			69
Balance at the end of the year	3,724	1,233	1,226	0	0	6,182
Intangible assets
Balance at the beginning of the year	92	92	0	5	7	197
Additions				147		147
Disposals						0
Amortization	(36)	(12)		(4)	(4)	(55)
Impairment	(2)					(2)
Foreign currency translation	(9)	7		12		11
Balance at the end of the year	46	88	0	161	4	298

The table below presents estimated aggregated amortization expenses for intangible assets.

USD million	Intangible assets
Estimated, aggregated amortization expenses for:
2021	33
2022	28
2023	27
2024	24
2025	23
Thereafter	160
Not amortized due to indefinite useful life	2
Total	298

UBS AG
Disclosure Goodwill And Intangible Assets [Line Items]
Disclosure Of Intangible Assets And Goodwill Explanatory

Note 13 Goodwill and intangible assets

Introduction

UBS AG performs an impairment test on its goodwill assets on an annual basis or when indicators of impairment exist.

UBS AG considers Asset Management and the Investment Bank, as they are reported in Note 2a, as separate cash-generating units (CGUs), as that is the level at which the performance of investments (and the related goodwill) is reviewed and assessed by management. Given that a significant amount of goodwill in Global Wealth Management relates to the PaineWebber acquisition in 2000, which mainly affected the Americas portion of the business, this goodwill remains separately monitored by the Americas, despite the formation of Global Wealth Management in 2018. Accordingly, goodwill for Global Wealth Management is separately considered for impairment at the level of two CGUs: Americas; and Switzerland and International (consisting of EMEA, Asia Pacific and Global).

The impairment test is performed for each CGU to which goodwill is allocated by comparing the recoverable amount, based on its value in use, with the carrying amount of the respective CGU. An impairment charge is recognized if the carrying amount exceeds the recoverable amount.

As of 31 December 2020, total goodwill recognized on the balance sheet was USD 6.2 billion, of which USD 3.7 billion was carried by the Global Wealth Management Americas CGU, USD 1.2 billion was carried by the Global Wealth Management Switzerland and International CGU, and USD 1.2 billion was carried by Asset Management. The Investment Bank CGU had no goodwill. Based on the impairment testing methodology described below, UBS AG concluded that the goodwill balances as of 31 December 2020 allocated to these CGUs are not impaired.

Methodology for goodwill impairment testing

The recoverable amounts are determined using a discounted cash flow model, which has been adapted to use inputs that consider features of the banking business and its regulatory environment. The recoverable amount of a CGU is the sum of the discounted earnings attributable to shareholders from the first three forecast years and the terminal value, adjusted for the effect of the capital assumed to be needed over the next three years and to support growth beyond that period. The terminal value, which covers all periods beyond the third year, is calculated on the basis of the forecast of third-year profit, the discount rate and the long-term growth rate, as well as the implied perpetual capital growth.

The carrying amount for each CGU is determined by reference to the Group’s equity attribution framework. Within that framework, which is described in the “Capital, liquidity and funding, and balance sheet” section of this report, UBS attributes equity to the businesses on the basis of their risk-weighted assets and leverage ratio denominator (both metrics include resource allocations from Group Functions to the business divisions), their goodwill and their intangible assets, as well as attributed equity related to certain CET1 deduction items. The framework is primarily used for the purpose of measuring the performance of the businesses and includes certain management assumptions. Attributed equity equals the capital that a CGU requires to conduct its business and is currently considered a reasonable approximation of the carrying amount of the CGUs. The attributed equity methodology is aligned with the business planning process, the inputs from which are used in calculating the recoverable amounts of the respective CGU.

›Refer to the “Capital, liquidity and funding, and balance sheet” section of this report for more information about the equity attribution framework

Assumptions

Valuation parameters used within UBS AG’s impairment test model are linked to external market information, where applicable. The model used to determine the recoverable amount is most sensitive to changes in the forecast earnings available to shareholders in years one to three, to changes in the discount rates and to changes in the long-term growth rate. The applied long-term growth rate is based on long-term economic growth rates for different regions worldwide. Earnings available to shareholders are estimated on the basis of forecast results, which are part of the business plan approved by the Board of Directors.

The discount rates are determined by applying a capital asset pricing model-based approach, as well as considering quantitative and qualitative inputs from both internal and external analysts and the view of management. In addition, they take into account regional differences in risk-free rates at the level of individual CGUs. Consistently, long-term growth rates are determined based on nominal or real GDP growth rate forecasts, depending on the region.

Key assumptions used to determine the recoverable amounts of each CGU are tested for sensitivity by applying a reasonably possible change to those assumptions. Forecast earnings available to shareholders were changed by 20%, the discount rates were changed by 1.5 percentage points and the long-term growth rates were changed by 0.75 percentage points. Under all scenarios, reasonably possible changes in key assumptions did not result in an impairment of goodwill or intangible assets reported by Global Wealth Management Americas, Global Wealth Management Switzerland and International, and Asset Management.

If the estimated earnings and other assumptions in future periods deviate from the current outlook, the value of goodwill attributable to Global Wealth Management Americas, Global Wealth Management Switzerland and International, and Asset Management may become impaired in the future, giving rise to losses in the income statement. Recognition of any impairment of goodwill would reduce IFRS equity and net profit. It would not affect cash flows and, as goodwill is required to be deducted from capital under the Basel III capital framework, no effect would be expected on UBS AG’s capital ratios.

Discount and growth rates
	Discount rates		Growth rates
In %	31.12.20	31.12.19	31.12.20	31.12.19
Global Wealth Management Americas	9.5	9.5	5.1	4.2
Global Wealth Management Switzerland and International	8.5	8.5	3.7	3.4
Asset Management	8.5	9.0	3.5	3.0
Investment Bank	11.0	11.0	4.8	4.0

	Goodwill	Intangible assets
USD million	Total	Infrastructure[1]	Customerrelationships,contractualrights and other	Total	2020	2019
Historical cost
Balance at the beginning of the year	6,272	760	788	1,548	7,820	8,018
Additions			147[2]	147	147	11
Disposals	(158)[3]				(158)	(11)
Write-offs			(35)	(35)	(35)	(185)
Foreign currency translation	69		22	22	91	(12)
Balance at the end of the year	6,182	760	922	1,683	7,865	7,820
Accumulated amortization and impairment
Balance at the beginning of the year		730	621	1,351	1,351	1,371
Amortization		30	25	55	55	65
Impairment[4]			2	2	2	0
Disposals					0	(8)
Write-offs			(35)	(35)	(35)	(75)
Foreign currency translation			11	11	11	(2)
Balance at the end of the year		760	624	1,385	1,385	1,351
Net book value at the end of the year	6,182	0	298	298	6,480	6,469
1 Consists of the branch network intangible asset recognized in connection with the acquisition of PaineWebber Group, Inc. 2 Relates to the establishment of a banking partnership with Banco do Brasil. Refer to Note 29 for more information. 3 Relates to the sale of a majority stake in Fondcenter AG. Refer to Note 29 for more information. 4 Impairment charges recorded in 2020 relate to assets for which the recoverable amount was determined considering their value in use (recoverable amount of the impaired intangible assets in 2020 was USD 5 million).

The table below presents goodwill and intangible assets by CGU for the year ended 31 December 2020.

USD million	Global Wealth Management Americas	Global Wealth ManagementSwitzerland and International	Asset Management	Investment Bank	Group Functions	Total
Goodwill
Balance at the beginning of the year	3,719	1,198	1,354	0	0	6,272
Additions						0
Disposals			(158)			(158)
Foreign currency translation	5	34	30			69
Balance at the end of the year	3,724	1,233	1,226	0	0	6,182
Intangible assets
Balance at the beginning of the year	92	92	0	5	7	197
Additions				147		147
Disposals						0
Amortization	(36)	(12)		(4)	(4)	(55)
Impairment	(2)					(2)
Foreign currency translation	(9)	7		12		11
Balance at the end of the year	46	88	0	161	4	298

The table below presents estimated aggregated amortization expenses for intangible assets.

USD million	Intangible assets
Estimated, aggregated amortization expenses for:
2021	33
2022	28
2023	27
2024	24
2025	23
Thereafter	160
Not amortized due to indefinite useful life	2
Total	298